Share-Based Payments - Schedule of RSU Share Based Payment (Details) - RSUs Share based payment transaction with an equity component [Member] R$ in Thousands	6 Months Ended
Jun. 30, 2026 BRL (R$)
Equity-settled [Member]
Schedule of RSU Share Based Payment [Line Items]
Beginning balance	131,325
Granted during the period	12,979
Forfeited/cancelled during the period	(8,076)
Vested during the period
Deduction	R$ (37,463)
Ending balance	98,765
Cash-settled [Member]
Schedule of RSU Share Based Payment [Line Items]
Beginning balance	74,315
Granted during the period	44,921
Forfeited/cancelled during the period	(604)
Vested during the period
Ending balance	118,632